Fair Value Disclosures - Measured on a Recurring Basis (Table) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Interest rate swaps - liability	$ 3,330,121	$ 3,897,519
Significant Other Observable Iputs (Level 2)
Derivatives Fair Value [Line Items]
Interest rate swaps - liability	$ 3,330,121	$ 3,897,519